Organization and Description of Business (Details)			12 Months Ended
	Apr. 12, 2023 USD ($)	Jun. 03, 2022 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Feb. 09, 2023	Sep. 29, 2016 USD ($)	Sep. 29, 2016 HKD ($)	Apr. 22, 2015 USD ($)	Apr. 22, 2015 HKD ($)
Organization and Description of Business (Details) [Line Items]
Net assets deficits (in Dollars)	$ 5,200
Additional paid-in capital (in Dollars)	705,200
Price per share (in Dollars per share) | $ / shares		$ 5
Business Combination [Member]
Organization and Description of Business (Details) [Line Items]
Cash consideration (in Dollars)	$ 700,000
ZYSL [Member]
Organization and Description of Business (Details) [Line Items]
Registered capital							$ 5,300,000	$ 41,400,000
ZYCL [Member]
Organization and Description of Business (Details) [Line Items]
Registered capital					$ 600,000	$ 5,000,000
ZYIL [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage				100.00%
ZYAL [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage	100.00%
Ms. Yang Junli [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage			55.50%
Ms. Ji An [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage			20.20%
Mr. Chen Tseng Yuan [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage			10.00%
Ms. Lo Yung Yung [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage			8.30%
Ms. Chen Hong [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage			4.00%
Mr. Li Jian [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage			2.00%
IPO [Member]
Organization and Description of Business (Details) [Line Items]
Issuance of ordinary shares (in Shares) | shares		5,000,000
Gross proceeds (in Dollars)		$ 22,492,840	$ 25,000,000